Offerings - Offering: 1	Oct. 29, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 4,401,517,421.25
Fee Rate	0.0087%
Amount of Registration Fee	$ 382,932.02
Offering Note	Aggregate number of securities to which transaction applies: As of October 20, 2026, the maximum number of the Registrant's common shares outstanding to which this transaction applies is estimated to be 217,358,885, which is composed of (1) 126,442,144 Class A common shares, $0.0000011951862 par value per share and (2) 90,916,741 Class B common shares, $0.0000011951862 par value per share. Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of October 20, 2026, the underlying value of the transaction was calculated based on the product of the aggregate number of securities of the Company to which the transaction applies (as set forth in (1) above) and the per share merger consideration of $20.25 applicable to such shares. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the product calculated in the preceding sentence by .00008700.